Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status

(5)	Tax Status

The Internal Revenue Service (“IRS”) has determined and informed the Plan Sponsor by a letter dated February 7, 1996, that the Plan and related trust are designed in accordance with applicable sections of the IRC and is, therefore, exempt from Federal income taxes. As described in Note 1, the Plan has been amended since receiving the determination letter, including the adoption of the Empower Retirement Company Flexinvest® Prototype Non-Standardized 401(k) Profit Sharing Plan. The IRS has determined and notified Empower Retirement Company by a letter dated November 14, 2022, that the form of the prototype plan is acceptable under section 401 of the IRC for use by employers for the benefit of their employees. The Plan Administrator believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the IRC. Accordingly, no provision for income taxes is included in the accompanying financial statements.

GAAP requires Plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan Administrator has analyzed the tax positions taken by the Plan and has concluded that as of December 31, 2025, and 2024, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions and is subject to routine audits by taxing jurisdictions.